Taxes and Contributions Payable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Taxes and Contributions Payable
13	Taxes and contributions payable

	12/31/2021	12/31/2020

Income tax	14,375	14,063
Social contribution	5,128	5,082
Social Contribution on revenues (COFINS)	2,280	1,882
Social Integration Program (PIS)	489	407
Service tax (ISS) on billing	1,348	1,160
Withholding Income Tax (IRRF) deducted from third parties	40	80
Others	102	204

	23,762	22,878